Summary of Significant Accounting Policies - Schedule of Computation of Basic and Diluted Earnings Per Share (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Numerator:
Net income (loss) – basic (in Dollars)	$ 6,638,488	$ 7,478,936	$ (8,048,822)
Add: change in fair value of warrants liabilities	2,050,211
Net income (loss) for the year - diluted (in Dollars)	$ 8,688,699	$ 7,478,936	$ (8,048,822)
Denominator:
Weighted average shares outstanding - basic	42,242,610	37,264,162	36,250,054
Add: effect of dilutive securities	2,635,578
Weighted average shares outstanding - diluted	44,878,189	37,264,162	36,250,054
Earnings (loss) per share - basic (in Dollars per share)	$ 0.16	$ 0.2	$ (0.22)
Earnings (loss) per share - diluted (in Dollars per share)	$ 0.19	$ 0.2	$ (0.22)